INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense

	For the years ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(36,317)	21,495	(12,095)	(1,737)
PRC	(275,201)	(47,297)	(32,643)	(4,689)

	(311,518)	(25,802)	(44,738)	(6,426)

Schedule of income tax expense

	For the years ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000

Current	29,428	11	7,967	1,144
Deferred	30,220	—	—	—

	59,648	11	7,967	1,144

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (benefit) expense

	For the years ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(311,518)	(25,802)	(44,738)	(6,426)

Income tax computed at PRC statutory tax rate of 25%	(77,881)	(6,450)	(11,184)	(1,607)
Preferential tax rates	15,955	(7,031)	(2,737)	(393)
International rate differences	9,401	(4,732)	7,636	1,097
Additional 50%/75% tax deduction for qualified research and development expenses	(8,795)	(7,228)	(9,697)	(1,393)
Non-deductible expenses	6,187	3,002	3,629	521
Effect of changes in tax rates on deferred taxes	(33,930)	101,502	1,765	254
Changes in the valuation allowance	148,711	(79,052)	10,996	1,579
Realization gain from intercompany transaction	—	—	7,435	1,068
Expiration of tax loss carry forward	—	—	77	11
other adjustment	—	—	47	7
Income tax expense	59,648	11	7,967	1,144

Schedule of the components of deferred tax assets and liabilities

	For the years ended December 31,
	2018	2019
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	12,323	14,726	2,115
- Deferred revenue	2,407	2,198	316
- Accruals	25,993	16,183	2,325
- Tax losses	134,855	173,740	24,956
- Property and equipment	2,105	2,070	297
- Intangible assets	1,469	1,469	211
- Long-term investment impairment	960	960	138
- Impairment loss for long-lived assets	24,663	4,425	636
- Unrealized profit	71,868	71,868	10,323
Less: valuation allowance	(276,643)	(287,639)	(41,317)

Total Deferred tax assets	—	—	—

Schedule of roll-forward of accrued unrecognized tax expense

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Beginning balance	(8,273)	(8,273)	(1,203)
Increase based on tax positions related to the current year	—	—
Ending balance	(8,273)	(8,273)	(1,203)